UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

Item 1. Schedule of Investments.

EDGAR LOMAX VALUE FUND
Schedule of Investments at January 31, 2005 (Unaudited)

Shares	COMMON STOCKS: 96.3%	Market Value

	Automobiles & Components: 3.0%
10,825	General Motors Corp.	$ 398,468

	Banks: 5.7%
10,500	Bank of America Corp.	486,885
4,600	Wells Fargo & Co.	281,980
		768,865

	Capital Goods: 8.4%
7,100	Boeing Co.	359,260
4,700	General Dynamics Corp.	485,275
2,800	United Technologies Corp.	281,904
		1,126,439

	Consumer Durables & Apparel: 4.6%
15,375	Eastman Kodak Co.	508,759
1,300	The Black & Decker Corp.	107,120
		615,879

	Diversified Financials: 11.4%
11,400	Citigroup, Inc.	559,170
17,165	J.P. Morgan Chase & Co.	640,770
500	Lehman Brothers Holdings, Inc.	45,595
4,800	Merrill Lynch & Co., Inc.	288,336
		1,533,871

	Energy: 5.0%
12,900	Exxon Mobil Corp.	665,640

	Food, Beverages & Tobacco: 8.8%
10,950	Altria Group, Inc.	698,939
1,600	Campbell Soup Co.	46,912
2,000	Sara Lee Corp.	46,960
9,300	The Coca-Cola Co.	385,857
		1,178,668

	Health Care Equipment & Services: 2.9%
4,900	Cigna Corp.	393,225

	Hotels, Restaurants & Leisure: 3.0%
12,500	McDonald's Corp.	404,875

	Insurance: 9.3%
4,300	American International Group, Inc.	285,047
7,200	Hartford Financial Services Group, Inc.	484,488
9,600	The Allstate Corp.	484,224
		1,253,759

	Materials: 4.4%
8,138	E.I. du Pont de Nemours & Co.	$ 387,043
4,200	The Dow Chemical Co.	208,740
		595,783

	Pharmaceuticals & Biotechnology: 10.3%
11,100	Bristol-Myers Squibb Co.	260,184
20,800	Merck & Co., Inc.	583,440
22,400	Pfizer, Inc.	541,184
		1,384,808

	Retailing: 4.9%
17,400	Limited Brands	412,380
900	Sears, Roebuck and Co.	45,225
4,900	The Home Depot, Inc.	202,174
		659,779

	Technology Hardware & Equipment: 2.0%
13,900	Hewlett-Packard Co.	272,301

	Telecommunication Services: 7.1%
25,900	SBC Communications, Inc.	615,384
9,600	Verizon Communications, Inc.	341,664
		957,048

	Utilities: 5.5%
9,100	Exelon Corp.	402,675
10,025	The Southern Co.	338,544
		741,219

	Total Common Stocks (Cost $12,170,394)	$ 12,950,627

Shares	Short-Term Investments: 3.7%	Market Value

337,527	Federated Cash Trust Money Market Fund	$ 337,527
155,887	SEI Daily Income Treasury Government Fund - Class B	155,887
	Total Short-Term Investments (Cost $493,414)	493,414

	Total Investments in Securities (Cost $12,663,808): 100.0%	13,444,041
	Other Assets in Excess of Liabilities: 0.0%	4,311
	Net Assets: 100.00%	$ 13,448,352

See accompanying Notes to Financial Statements.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  03/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  03/28/05________________________

By (Signature and Title)* _/s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  03/28/05________________________

* Print the name and title of each signing officer under his or her signature.